Operating Results for Operating Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Sep. 30, 2012 Refining	Sep. 30, 2011 Refining	Sep. 30, 2012 Refining	Sep. 30, 2011 Refining	Dec. 31, 2011 Refining	Dec. 31, 2010 Refining Successor	Dec. 31, 2010 Refining Successor	Dec. 31, 2009 Refining Predecessor	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Dec. 31, 2011 Retail	Dec. 31, 2010 Retail Successor	Dec. 31, 2010 Retail Successor	Dec. 31, 2009 Retail Predecessor	Sep. 30, 2012 All Other Segments	Sep. 30, 2011 All Other Segments	Sep. 30, 2012 All Other Segments	Sep. 30, 2011 All Other Segments	Dec. 31, 2011 All Other Segments	Dec. 31, 2010 All Other Segments Successor	Dec. 31, 2010 All Other Segments Successor	Dec. 31, 2009 All Other Segments Predecessor
Revenues
Customer	$ 1,263.5	$ 1,159.5	$ 3,417.8	$ 3,192.0	$ 4,280.8	$ 344.9	$ 2,985.1		$ 2,723.8	$ 866.4	$ 740.2	$ 2,296.5	$ 2,026.4	$ 2,761.0	$ 242.0	$ 1,778.3	$ 1,594.6	$ 397.1	$ 419.3	$ 1,121.3	$ 1,165.6	$ 1,519.8	$ 102.9	$ 1,206.8	$ 1,129.2
Intersegment	284.7	293.8	788.3	831.3	1,043.1	70.2	811.4		719.4	284.7	293.8	788.3	831.3	1,043.1	70.2	811.4	719.4
Related parties							210.1	210.1	216.7							210.1	216.7
Segment revenues	1,548.2	1,453.3	4,206.1	4,023.3	5,323.9	415.1	4,006.6		3,659.9	1,151.1	1,034.0	3,084.8	2,857.7	3,804.1	312.2	2,799.8	2,530.7	397.1	419.3	1,121.3	1,165.6	1,519.8	102.9	1,206.8	1,129.2
Elimination of intersegment revenues	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)		(719.4)																	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)	(719.4)
Total revenues	1,263.5	1,159.5	3,417.8	3,192.0	4,280.8	344.9	3,195.2		2,940.5	1,151.1	1,034.0	3,084.8	2,857.7	3,804.1	312.2	2,799.8	2,530.7	397.1	419.3	1,121.3	1,165.6	1,519.8	102.9	1,206.8	1,129.2	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)	(719.4)
Income (loss) from operations	199.4	165.7	426.8	347.1	422.6	3.7	169.3		89.9	246.7	174.0	560.3	326.7	388.2	9.1	142.8	70.6	1.2	4.9	5.2	7.2	14.0	0.5	26.5	19.3	(48.5)	(13.2)	(138.7)	13.2	20.4	(5.9)
Income from equity method investment	2.8	0.9	8.7	3.2	5.7	0.1	5.4		1.1	2.8	0.9	8.7	3.2	5.7	0.1	5.4	1.1
Depreciation and amortization	8.3	7.4	24.6	22.3	29.5	2.2	37.3		40.2	6.4	5.4	18.5	16.0	21.5	1.7	24.9	26.0	1.8	2.0	5.6	6.0	7.2	0.5	12.4	14.2	0.1		0.5	0.3	0.8
Capital expenditures	$ 6.3	$ 11.3	$ 13.3	$ 27.4	$ 45.9	$ 2.5	$ 29.8		$ 29.0	$ 5.4	$ 7.2	$ 10.7	$ 19.7	$ 33.9	$ 2.5	$ 29.4	$ 26.1	$ 0.7	$ 1.9	$ 1.7	$ 2.6	$ 9.2		$ 0.4	$ 2.9	$ 0.2	$ 2.2	$ 0.9	$ 5.1	$ 2.8